                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

1.       Name and address of issuer:

         Fidelity Defined Trusts Municipal Income Trust, Series 1
         82 Devonshire Street
         Boston, MA 02109

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

         Insured Massachusetts Trust Series 1
         Insured Pennsylvania Trust Series 1

3.       Investment Company Act File Number: 811-07349

         Securities Act File Number: 333-21085

4(a).    Last day of fiscal year for which this Form is filed:

         February 28, 1999

4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).[X] Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)    Aggregate sale price of securities sold
            during the fiscal year pursuant to
            section 24(f):                                           $100,444.48
                                                                      __________

     (ii)   Aggregate price of securities redeemed
            or repurchased during the fiscal year:       $664,279.77
                                                          __________

     (iii)  Aggregate price of securities redeemed
            or repurchased during any prior fiscal
            year ending no earlier than October 11,
            1995 that were not previously used to
            reduce registration fees payable to the
            Commission:                                  $   0
                                                          _______

     (iv)   Total available redemption credits [add
            Items 5(ii) and 5(iii):                                  $664,279.77
                                                                      __________

     (v)    Net sales -- if Item 5(i) is greater than
            Item 5(iv) [subtract Item 5(iv) from
            Item 5(i)]:                                              $   0
                                                                      _______

     (vi)   Redemption credits available for use in      $(563,835.19)
            future years -- if Item 5(i) is less than    _____________
            Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

     (vii)  Multiplier for determining registration                  x.000278
            fee (See Instruction C.9):


     (viii) Registration fee due [multiply Item 5(v)
            by Item 5(vii)] (enter "0" if no fee is due):            =$    0
                                                                         _______
                                                                         _______
6.   Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
     ________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                      +$   0
                                                                        ________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                      =$   0
                                                                        ________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


     Method of Delivery:

               [ ] Wire Transfer
               [ ] Mail or other means

                                   SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and on the capacities and on the dates indicated.


By (Signature and Title)* __________________________________________

                          Charles A. Brown III Vice President,
                           National Sales Manager
                          __________________________________________

Date May 28, 1999
     ____________


  *Please print the name and title of the signing officer below the signature.